UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2001

Check here if Amendment [   ]; Amendment Number:  _____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
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Address:      667 Madison Avenue
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              New York, NY 10021-8029
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Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------

Title:        Chief Financial Officer
              --------------------------------------------

Phone:        212-521-2418
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Signature, Place, and Date of Signing:

/s/ Leo Kirby            New York, N.Y.       September 19, 2003
---------------------  --------------------  --------------------
     [Signature]           [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                               ------------------

Form 13F Information Table Entry Total:               12
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Form 13F Information Table Entry Value:             199,727
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                                                  (thousands)


List of Other Included Managers:  None


                COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6    COLUMN 7

                                                                   VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER
NAME OF ISSUER                        TITLE OF CLASS   CUSIP      (x1000)      PRN AMT    PRN    CALL  DISCRETION  MANAGERS
--------------                        --------------   -----      -------      -------    ---    ----  ----------  --------

Arena  Pharmaceuticals                   COM           040047102      369        30,700    SH          SOLE
Aclara Biosciences                       COM           00461P106      118        23,199    SH          SOLE
Autoimmune                               COM           052776101       33        26,100    SH          SOLE
Incyte                                   COM           45337C102   10,533       541,810    SH          SOLE
Intrabiotics Pharmaceuticals             COM           46116T506      396       145,140    SH          SOLE
Neurogen                                 COM           64124E106   11,248       643,500    SH          SOLE
Pharmacyclics                            COM           716933106      497        50,000    SH          SOLE
QLT                                      COM           746927102    2,117        83,300    SH          SOLE
Regeneron Pharmaceuticals                COM           75886F107   93,925     3,335,380    SH          SOLE
Trimeris                                 COM           896263100   55,607     1,236,550    SH          SOLE
Incyte Notes 5.5% 3/01/2007              CONV BONDS    45337CAC6    3,818     5,000,000    PRN         SOLE
Regeneron Pharmaceuticals Conv
Notes 5.5% 10/17/08 (144A)               CONV BONDS    75886FAB3   21,065    18,525,000    PRN         SOLE
                                                                  -------
                                                                  199,727
                                                                  =======

                                                                COLUMN 8
                                                            VOTING AUTHORITY

NAME OF ISSUER                                            SOLE      SHARED    NONE
--------------                                            ----      ------    ----

Arena  Pharmaceuticals                                    30,700
Aclara Biosciences                                        23,199
Autoimmune                                                26,100
Incyte                                                   541,810
Intrabiotics Pharmaceuticals                             145,140
Neurogen                                                 643,500
Pharmacyclics                                             50,000
QLT                                                       83,300
Regeneron Pharmaceuticals                              3,335,380
Trimeris                                               1,236,550
Incyte Notes 5.5% 3/01/2007                            5,000,000
Regeneron Pharmaceuticals Conv
Notes 5.5% 10/17/08 (144A)                            18,525,000